Annual Total Returns[BarChart] - Pioneer Multi-Asset Income Fund - A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.79%	14.75%	1.35%	(3.33%)	12.16%	16.63%	(6.12%)	10.85%	5.34%